Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Prior Period Adjustments And Impact On Financial Results Of Segments	These changes impacted the 2019 financial results of the segments, but did not change the consolidated 2019 financial results. The table below summarizes the changes:

	Year ended December 31, 2019

	As Reported	Adjustments	As Revised
Revenues
Legal Professionals	2,419	14	2,433
Corporates	1,321	(13)	1,308
Tax & Accounting Professionals	844	(1)	843
Reuters News	630	-	630
Global Print	693	-	693
Eliminations/Rounding	(1)	-	(1)
Total revenues	5,906	-	5,906
Adjusted EBITDA
Legal Professionals	901	(6)	895
Corporates	433	(21)	412
Tax & Accounting Professionals	323	(5)	318
Reuters News	35	33	68
Global Print	295	(1)	294
Corporate costs	(494)	-	(494)
Total adjusted EBITDA	1,493	-	1,493

Schedule of Computer Hardware and Other Property - Estimated Useful Lives
Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings and building improvements	10-40 years
Computer equipment	3 years
Furniture, fixtures and other equipment	5-7 years

Schedule of Other Identifiable Assets - Estimated Useful Lives
Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	3-20 years
Customer relationships	6-30 years
Databases and content	5-30 years
Other	10-30 years